Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued employee compensation and benefits		$ 57,251	$ 56,236
Accrued sales and payroll taxes		11,988	14,187
Accrued interest		10,264	10,782
Derivative liability		3,860	12,297
Other liabilities		31,528	39,442
Accrued liabilities	$ 107,001	$ 114,891	$ 132,944